Document and Entity Information Document	May 15, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	Walmart Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06991
Entity Tax Identification Number	71-0415188
Entity Address, Address Line One	1 Customer Drive
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716
City Area Code	479
Local Phone Number	273-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000104169
Amendment Flag	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	702 S.W. 8th Street
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716
Common Stock, par value $0.10 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	WMT
Security Exchange Name	NYSE
2.550% Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.550% Notes due 2026
Trading Symbol	WMT26
Security Exchange Name	NYSE
1.050% Notes Due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.050% Notes due 2026
Trading Symbol	WMT26A
Security Exchange Name	NYSE
1.500% Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2028
Trading Symbol	WMT28C
Security Exchange Name	NYSE
4.875% Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2029
Trading Symbol	WMT29B
Security Exchange Name	NYSE
5.750% Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	5.750% Notes due 2030
Trading Symbol	WMT30B
Security Exchange Name	NYSE
1.800% Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2031
Trading Symbol	WMT31A
Security Exchange Name	NYSE
5.625% Notes Due 2034
Entity Information [Line Items]
Title of 12(b) Security	5.625% Notes due 2034
Trading Symbol	WMT34
Security Exchange Name	NYSE
5.250% Notes Due 2035
Entity Information [Line Items]
Title of 12(b) Security	5.250% Notes due 2035
Trading Symbol	WMT35A
Security Exchange Name	NYSE
4.875% Notes Due 2039
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2039
Trading Symbol	WMT39
Security Exchange Name	NYSE